FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                    issued by
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     through
                        NATIONWIDE VL SEPARATE ACCOUNT-G

                   The date of this prospectus is May 1, 2005.

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy. We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy-specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

 ==============================================================================

                    TELEPHONE:  1-800-547-7548
                          TDD:  1-800-238-3035

                     INTERNET:  www.nationwidefinancial.com

                    U.S. MAIL:  Nationwide Life and Annuity Insurance
                                Company One Nationwide
                                Plaza, RR1-04-D4
                                Columbus, OH
                                43215-2220
 ==============================================================================

--------------------------------------------------------------------------------

Please understand that the policy terms will govern the way the policy works and all rights and obligations. This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
GOVERNMENT AGENCY.
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THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary that you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTERESTS. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

--------------------------------------------------------------------------------
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
--------------------------------------------------------------------------------

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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

IN SUMMARY: POLICY BENEFITS..................................1
IN SUMMARY: POLICY RISKS.....................................2
IN SUMMARY: FEE TABLES.......................................4
POLICY INVESTMENT OPTIONS....................................8
   Fixed Investment Options
   Variable Investment Options
   Valuation of Accumulation Units
   How Sub-Account Investment Experience is Determined TRANSFERS AMONG AND BETWEEN THE POLICY INVESTMENT
OPTIONS.....................................................11
   Sub-Account Transfers
   Fixed Investment Option Transfers
   Submitting a Transfer Request
THE POLICY..................................................13
   Generally
   Policy Owner and Beneficiaries
   Purchasing a Policy
   Right to Cancel (Examination Right)
   Premium Payments
   Cash Value
   Changing the Amount of Insurance Coverage
   Exchanging the Policy
   Terminating the Policy
   Assigning the Policy
   Reminders, Reports, and Illustrations
STANDARD POLICY CHARGES.....................................16
   Sales Load
   Premium Taxes
   Short-Term Trading Fees
   Illustration Charge
   Partial Surrender Fee
   Surrender Charges
   Cost of Insurance Charge
   Mortality and Expense Risk Charge
   Administrative Per Policy Charge
   Underwriting and Distribution Charge
   Reduction of Charges
POLICY RIDERS AND RIDER CHARGES.............................20
   Policy Guard Rider
   Adjusted Sales Load Life Insurance Rider
   Children's Insurance Rider
   Long-Term Care Rider
   Spouse Life Insurance Rider
   Accidental Death Benefit Rider
   Premium Waiver Rider
   Change of Insured Rider
   Additional (insurance) Protection Rider
   Deduction (of fees and expenses) Waiver Rider
POLICY OWNER SERVICES.......................................24
   Dollar Cost Averaging
   Asset Rebalancing
   Nationwide Allocation Architect
POLICY LOANS................................................27
   Loan Amount and Interest Charged
   Collateral and Interest Earned
   Net Effect on Policy Loans
   Repayment
LAPSE.......................................................28
   Guaranteed Policy Continuation Provision
   Grace Period
   Reinstatement
SURRENDERS..................................................29
   Full Surrender
   Partial Surrender
THE DEATH BENEFIT...........................................30
   Calculation of the Death Benefit
   Death Benefit Options
   The Minimum Required Death Benefit
   Changes in the Death Benefit Option
   Incontestability
   Suicide
POLICY MATURITY.............................................31
   Extending the Maturity Date
PAYMENT OF POLICY PROCEEDS..................................32
   Interest Income Option
   Income for a Fixed Period Option
   Life Income with Payments Guaranteed Option
   Fixed Income for Varying Periods Option
   Joint and Survivor Life Option
   Alternative Life Income Option
TAXES.......................................................33
   Types of Taxes
   Buying the Policy
   Investment Gain in the Policy
   Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
   Terminal Illness
   Surrendering the Policy
   Withholding
   Exchanging the Policy for Another Life Insurance Policy Taxation of Death Benefits
   Special Considerations for Corporations
   Taxes and the Value of Your Policy
   Tax Changes
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...............37
NATIONWIDE VL SEPARATE ACCOUNT-G............................37
   Organization, Registration, and Operation
   Addition, Deletion, or Substitution of Mutual Funds
   A Note on Charges
   Voting Rights
LEGAL PROCEEDINGS...........................................38
   Nationwide Life and Annuity Insurance Company
   Nationwide Investment Services Corporation
FINANCIAL STATEMENTS........................................40
APPENDIX A: DEFINITIONS.....................................41
APPENDIX B: SUB-ACCOUNT INFORMATION.........................43

      Appendix A defines certain words and phrases used in this prospectus.

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                           IN SUMMARY: POLICY BENEFITS
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DEATH BENEFIT

     The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

     Option One: The Dath Benefit is THE GREATER OF the Specified Amount OR the Minimum Required Death Benefit under federal tax law.

     Option Two: The Death Benefit is THE GREATER OF the Specified Amount plus the Cash Value OR the Minimum Required Death Benefit under federal tax law.

     Option Three: The Death Benefit is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the Minimum Required Death Benefit under federal tax law.

CHOICE OF POLICY PROCEEDS

     You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

COVERAGE FLEXIBILITY

     Subject to conditions, you may choose to:

     o    change the Death Benefit option;

     o    increase or decrease the Specified Amount;

     o    change your beneficiaries; and

     o    change who owns the policy.

CONTINUATION OF COVERAGE IS GUARANTEED

     Your policy will remain In Force during the policy continuation period as long as you pay the Policy Continuation Premium Amount.

ACCESS TO CASH VALUE

     Subject to conditions, you may:

     o Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts and 100% of the Cash Value allocated to the fixed investment options, less any Surrender Charge. The minimum loan amount is $200.

     o    Take a partial surrender of at least $200.

     o Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge. You may choose to receive the Cash Surrender Value in a lump sum or over time.

PREMIUM FLEXIBILITY

     You will select a Premium payment plan for the policy. Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

INVESTMENT OPTIONS

     You may choose to allocate your Net Premiums to fixed or variable investment options.

     The policy currently offers two fixed investment options, both of which will earn interest daily at an annual effective rate of at least 3%. The Long Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater transfer restrictions.

     The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy. Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

     You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Accounts within limits. We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

TAXES

     Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy. This is known as tax deferral. Also, your beneficiary generally will not have to include the Proceeds as taxable income. Unlike other variable insurance products Nationwide offers, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

ASSIGNMENT

     You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

EXAMINATION RIGHT

     For a limited time, you may cancel the policy and receive a refund.

RIDERS

     You may purchase one or more of the available Riders (except that the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider may not be elected simultaneously). Rider availability varies by state and there may be an additional charge. Riders available:

     o    Policy Guard Rider

     o    Adjusted Sales Load Life Insurance Rider

     o    Children's Insurance Rider

     o    Long-term Care Rider

     o    Spouse Life Insurance Rider

     o    Accidental Death Benefit Rider

     o    Premium Waiver Rider

     o    Change of Insured Rider (no charge)

     o    Additional (insurance) Protection Rider

     o    Deduction (of fees and expenses) Waiver Rider


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                            IN SUMMARY: POLICY RISKS
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IMPROPER USE

     Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

UNFAVORABLE INVESTMENT EXPERIENCE

     The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing. Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

EFFECT OF PARTIAL SURRENDERS AND POLICY LOANS ON INVESTMENT RETURNS

     Partial surrenders or policy loans may accelerate a Lapse in insurance coverage. When you take a partial surrender or policy loan, the Cash Value of your policy is reduced and you lose the ability to generate investment return on the surrendered/loaned amounts. Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment). The policy does have a Grace Period and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

     A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

     Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. Consult a qualified tax adviser on all tax matters involving your policy.

FIXED INVESTMENT OPTION TRANSFER RESTRICTIONS AND LIMITATIONS

     We will not honor a request to transfer Cash Value to or from a fixed investment option until after the first policy year. After the first policy year, we will only honor a transfer request from a fixed investment option that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

SUB-ACCOUNT LIMITATIONS

     Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in lower Investment Experience and Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. In addition, we have instituted procedures to minimize disruptive transfers. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

SUB-ACCOUNT INVESTMENT RISK

     A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus. Read each mutual fund's prospectus before investing.

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                             IN SUMMARY: FEE TABLES
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

===============================================================================================================================
                                                       TRANSACTION FEES
===============================================================================================================================
                 CHARGE                       WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
------------------------------------------ ------------------------------ -------------------------- --------------------------
SALES LOAD1                                Upon making a Premium payment     Maximum Guaranteed:            Currently:
                                                                           $25 from each $1,000 of    $5 from each $1,000 of
                                                                                   Premium                    Premium
------------------------------------------ ------------------------------ -----------------------------------------------------
PREMIUM TAXES1                             Upon making a Premium payment            $35 from each $1,000 of Premium
------------------------------------------ ------------------------------ -----------------------------------------------------
SHORT-TERM TRADING FEE2                    Upon transfer of Sub-Account    1% of the amount transferred from the Sub-Account
                                            value out of a Sub-Account      within 60 days of allocation to that Sub-Account
                                               within 60 days after
                                           allocation to that Sub-Account
------------------------------------------ ------------------------------ -------------------------- --------------------------
ILLUSTRATION CHARGE3                            Upon requesting an           Maximum Guaranteed:            Currently:
                                                   illustration                      $25                        $0
------------------------------------------ ------------------------------ -------------------------- --------------------------
PARTIAL SURRENDER FEE                                 Upon a                 Maximum Guaranteed:            Currently:
                                                partial surrender           lesser of $25 or 2% of              $0
                                                                           the amount surrendered,
                                                                              from the policy's
                                                                                 Cash Value
------------------------------------------ ------------------------------ -------------------------- --------------------------
SURRENDER CHARGE4                                 Upon surrender                 Maximum:5                  Minimum:6
                                                        or                    $28,207 from the       $3,393 from the policy's
                                                   policy Lapse              policy's Cash Value            Cash Value
------------------------------------------ ------------------------------ -----------------------------------------------------
Representative: an age 35 male                    Upon surrender                  $6,085 from the policy's Cash Value
non-tobacco preferred with a Specified                 or
Amount of $500,000 and Death Benefit               policy Lapse
Option One
------------------------------------------ ------------------------------ -------------------------- --------------------------
POLICY GUARD RIDER CHARGE7                    Upon invoking the Rider             Maximum:                   Minimum:
                                                                            $42.50 per $1,000 of        $1.50 per $1,000 of
                                                                                 Cash Value                 Cash Value
------------------------------------------ ------------------------------ -----------------------------------------------------
Representative: an age 85 male                Upon invoking the Rider                 $32 per $1,000 of Cash Value
non-tobacco preferred with a Cash Value
of $500,000 and Indebtedness of $480,000
------------------------------------------ ------------------------------ -----------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.


-----------------------

1 We deduct one charge comprised of the Sales Load and Premium Taxes. On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load.

2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to mutual funds that assess a short-term trading fee to the variable account. See "Total Annual Mutual Fund Operating Expenses" for a list of Sub-Accounts that assess a Short-Term Trading Fee.

3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request. This charge will not be deducted from the policy's Cash Value.

4 The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. The Surrender Charge varies by policy based on individual characteristics.

5 This Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.

6 This Surrender Charge calculation assumes: the Insured is a female, age 0; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.

7 The amount of Indebtedness (as a percentage of Cash Value) that will allow you to invoke the Rider will vary with the Attained Age of the Insured.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING MUTUAL FUND OPERATING EXPENSES.

=================================================================================================================================
                                   PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES
=================================================================================================================================
              CHARGE                   WHEN CHARGE IS DEDUCTED                    AMOUNT DEDUCTED FROM CASH VALUE
------------------------------------ ----------------------------- --------------------------------------------------------------
COST OF INSURANCE CHARGE1                      Monthly                        Maximum:                       Minimum:
                                                                        $83.33 per $1,000 of            $0.04 per $1,000 of
                                                                         Net Amount At Risk,            Net Amount At Risk,
                                                                      taken proportionally from      taken proportionally from
                                                                     the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                     Account, and then from the     Account, and then from the
                                                                       Long Term Fixed Account        Long Term Fixed Account
------------------------------------ ----------------------------- ------------------------------- ------------------------------
Representative: an age 35 male                 Monthly                        $0.14 per $1,000 of Net Amount At Risk,
non-tobacco preferred with a                                                taken proportionally from the Sub-Accounts
Specified Amount of $500,000 and                                       and Fixed Account, then from the Long Term Fixed Account
Death Benefit Option One
------------------------------------ ----------------------------- --------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE2             Monthly                                Maximum Guaranteed:3
                                                                       an annualized rate of $6.00 per $1,000 of Cash Value,
                                                                            taken proportionally from the Sub-Accounts
------------------------------------ ----------------------------- --------------------------------------------------------------
ADMINISTRATIVE PER POLICY CHARGE               Monthly                  Maximum Guaranteed:                 Currently:
                                                                          $20 per policy,                 $10 per policy,
                                                                   taken proportionally from the     taken proportionally from
                                                                       Sub-Accounts and Fixed       the Sub-Accounts and Fixed
                                                                     Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account         Long Term Fixed Account
------------------------------------ ----------------------------- ------------------------------- ------------------------------
UNDERWRITING AND DISTRIBUTION                  Monthly                  Maximum Guaranteed:                 Currently:
CHARGE4                                                                 $0.20 per $1,000 of             $0.17 per $1,000 of
                                                                          Specified Amount               Specified Amount
                                                                      (but not more than $50.00),     (but not more than $42.50),
                                                                     taken proportionally from the     taken proportionally from
                                                                         Sub-Accounts and Fixed       the Sub-Accounts and Fixed
                                                                       Account, and then from the     Account, and then from the
                                                                        Long Term Fixed Account         Long Term Fixed Account
------------------------------------ ----------------------------- --------------------------------------------------------------
POLICY LOAN INTEREST CHARGE                    Annually                         Current and Maximum Guaranteed:5
                                                                             $39 per $1,000 of outstanding policy loan
------------------------------------ ----------------------------- --------------------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

----------------

1 The Cost of Insurance Charge varies by policy based on individual characteristics.

2 The Mortality and Expense Risk Charge varies by policy based on individual characteristics.

3 Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

     -------------------- --------------------------------- ---------------------------------- -------------------------------
           Policy             Charge for First $25,000          Charge for Next $225,000          Charge for Variable Cash
            Years              in Variable Cash Value            in Variable Cash Value         Value in Excess of $250,000
                                    (Annualized)                      (Annualized)                      (Annualized)
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          1 through 10           $6.00 per $1,000                  $3.00 per $1,000                  $1.00 per $1,000
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          11 through 20          $3.00 per $1,000                  $2.00 per $1,000                  $0.50 per $1,000
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          21 and later                  $0                                $0                                $0
     -------------------- --------------------------------- ---------------------------------- -------------------------------

4 The Underwriting and Distribution Charge varies by policy based on individual characteristics. This charge lasts for 10 policy years for the initial Specified Amount, and lasts for 10 years from the effective date of any increase in the Specified Amount.

5 The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the collateral account. When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

================================================================================================================================
                       PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES FOR RIDERS1
================================================================================================================================
              RIDER CHARGE                 WHEN RIDER CHARGE IS                  AMOUNT DEDUCTED FROM CASH VALUE
                                                DEDUCTED
----------------------------------------- ------------------------ -------------------------------------------------------------
ADJUSTED SALES LOAD LIFE INSURANCE                Monthly                        Current and Maximum Guaranteed:
RIDER CHARGE2                                                                 for each 1% of Premium Load replaced:
                                                                       $0.14 for each $1,000 of aggregate monthly Premiums,
                                                                          taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
CHILDREN'S INSURANCE RIDER CHARGE                 Monthly                        Current and Maximum Guaranteed:
                                                                           $0.43 per $1,000 of Rider Specified Amount,
                                                                       taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
LONG-TERM CARE RIDER CHARGE3                      Monthly                    Maximum:                       Minimum:
                                                                    $28.65 per $1,000 of Rider      $0.02 per $1,000 of Rider
                                                                     Net Amount At Risk, taken      Net Amount At Risk, taken
                                                                      proportionally from the        proportionally from the
                                                                      Sub-Accounts and Fixed         Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account     Long Term Fixed Account ions
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                 $0.02 per $1,000 of Rider Net Amount At Risk,
non-tobacco preferred with a Long-term                                 taken proportionally from the Sub-Accounts and Fixed
Care Specified Amount of $500,000 and                                   Account, and then from the Long Term Fixed Account
Death Benefit Option One
----------------------------------------- ------------------------ ------------------------------ ------------------------------
SPOUSE LIFE INSURANCE RIDER CHARGE4               Monthly                    Maximum:                       Minimum:
                                                                    $10.23 per $1,000 of Spouse    $0.10 per $1,000 of Spouse
                                                                       Death Benefit, taken           Death Benefit, taken
                                                                      proportionally from the        proportionally from the
                                                                      Sub-Accounts and Fixed         Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative Spouse: an age 35 female           Monthly                   $0.11 per $1,000 of Spouse Death Benefit,
non-tobacco with a Spouse Life                                         taken proportionally from the Sub-Accounts and Fixed
Specified Amount of $100,000                                            Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER CHARGE5            Monthly                    Maximum:                       Minimum:
                                                                        $0.75 per $1,000 of            $0.05 per $1,000 of
                                                                     Accidental Death Benefit,      Accidental Death Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                 $0.06 per $1,000 of Accidental Death Benefit,
non-tobacco preferred with an                                          taken proportionally from the Sub-Accounts and Fixed
Accidental Death Benefit of $100,000                                    Account, and then from the Long Term Fixed Account
================================================================================================================================
                                                    CONTINUED ON NEXT PAGE
================================================================================================================================

--------------------

1 You may elect any combination of Riders, except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously.

2 The Adjusted Sales Load Life Insurance Rider Charge varies by policy based on individual characteristics, and within a given policy at different Premium levels and time periods.

3 The Long-term Care Rider Charge varies by policy based on individual characteristics.

4 The Spouse Life Insurance Rider Charge varies by policy based on individual characteristics.

5 The Accidental Death Benefit Rider Charge varies by policy based on individual characteristics.

================================================================================================================================
                       PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES FOR RIDERS (CONTINUED)
================================================================================================================================
              RIDER CHARGE                 WHEN RIDER CHARGE IS                  AMOUNT DEDUCTED FROM CASH VALUE
                                                 DEDUCTED
----------------------------------------- ------------------------ -------------------------------------------------------------
PREMIUM WAIVER RIDER CHARGE1                      Monthly                    Maximum:                       Minimum:
                                                                        $105 per $1,000 of              $42 per $1,000 of
                                                                      Premium Waiver Benefit,        Premium Waiver Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
Representative: an age 35 male                    Monthly                   $42 per $1,000 of Premium Waiver Benefit,
non-tobacco preferred                                                  taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
ADDITIONAL (INSURANCE) PROTECTION RIDER           Monthly                    Maximum:                       Minimum:
CHARGE2                                                                $83.33 per $1,000 of            $0.01 per $1,000 of
                                                                      Additional Protection,         Additional Protection,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                   $0.02 per $1,000 of Additional Protection,
non-tobacco preferred with Specified                                   taken proportionally from the Sub-Accounts and Fixed
Amount of $500,000                                                      Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
DEDUCTION (OF FEES AND EXPENSES) WAIVER           Monthly                    Maximum:                       Minimum:
RIDER CHARGE3                                                       $860 per $1,000 of Deduction    $90 per $1,000 of Deduction
                                                                          Waiver Benefit,                Waiver Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                     the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                  $90 per $1,000 of Deduction Waiver Benefit,
non-tobacco preferred with a Specified                               taken proportionally from the Sub-Accounts and Fixed Account,
Amount of $500,000 and Death Benefit                                         and then from the Long Term Fixed Account
Option One
----------------------------------------- ------------------------ -------------------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

--------------------

1 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected. The Maximum and Minimum charges shown in the table assume monthly Premium payments of $1,000.

2 The Additional (insurance) Protection Rider Charge varies by policy based on individual characteristics.

3 The Deduction (of fees and expenses) Waiver Rider Charge varies by policy based on individual characteristics.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE DOES NOT REFLECT SHORT-TERM TRADING FEES. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE MUTUAL FUND'S PROSPECTUS. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE FIRST PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

=================================================================================================================================
                                          TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
=================================================================================================================================
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                                   MINIMUM              MAXIMUM
(expenses that are deducted from the mutual fund assets, including management fees,            0.26%                2.57%
distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------------- --------------------- -------------------

The following Sub-Accounts assess a Short-Term Trading fee in connection with transfers from the Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

     *    Fidelity VIP Fund - VIP Overseas Portfolio: Service Class R

     *    Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class
          2

     * Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

     * Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

     * Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3

     *    GVIT - Dreyfus GVIT International Value Fund: Class III

     *    GVIT - Federated GVIT High Income Bond Fund: Class III

     *    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

     *    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

     *    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class
          III

     *    Neuberger Berman Advisers Management Trust - AMT International
          Portfolio: Class S

     * Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

--------------------------------------------------------------------------------
                            POLICY INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

FIXED INVESTMENT OPTIONS

     There are currently two fixed investment options available under the policy: the Fixed Account and the Long Term Fixed Account. Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

     The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment options.

     The general account contains all of our assets other than those in the separate accounts, and funds the fixed investment options. These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed investment options. The amounts you allocate to a fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

     We guarantee that the amounts you allocate to a fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the interest crediting rate shown on the Policy Data Page. Interest crediting rates are set at the beginning of each calendar quarter. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premiums versus Sub-Account transfers. Interest that we credit to fixed investment options may be insufficient to pay the policy's charges.

     During any given time period, we anticipate that the interest crediting rate for the Long Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. However, the Long Term Fixed Account will have stricter transfer limitations. For more information, see "Fixed Investment Option Transfers."

VARIABLE INVESTMENT OPTIONS

     The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

     The Sub-Accounts available through this policy are listed below. For more information on the mutual funds, please refer to "Appendix B: Sub-Account Information" or the prospectus for the mutual fund.

     AIM  VARIABLE INSURANCE FUNDS
     o    AIM V.I. Basic Value Fund: Series I Shares
     o    AIM V.I. Capital Appreciation Fund: Series I Shares
     o    AIM V.I. Capital Development Fund: Series I Shares

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP Mid Cap Value Fund: Class I
     o    American Century VP Ultra Fund: Class I*
     o    American Century VP Value Fund: Class I*
     o    American Century VP Vista Fund: Class I

     AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
     o    American Century VP Inflation Protection Fund: Class II

     DREYFUS INVESTMENT PORTFOLIOS
     o    Small Cap Stock Index Portfolio: Service Shares

     DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

     DREYFUS VARIABLE INVESTMENT FUND
     o    Appreciation Portfolio: Initial Shares

     FEDERATED INSURANCE SERIES
     o    Federated Quality Bond Fund II: Primary Shares

     FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
     o    VIP Equity-Income Portfolio: Service Class*
     o    VIP Growth Portfolio: Service Class
     o    VIP Overseas Portfolio: Service Class R+

     FIDELITY VIP FUND II
     o    VIP Contrafund(R) Portfolio: Service Class
     o    VIP Investment Grade Bond Portfolio: Service Class*

     FIDELITY VIP FUND III
     o    VIP Mid Cap Portfolio: Service Class
     o    VIP Value Strategies Portfolio: Service Class

     FIDELITY VIP FUND IV
     o    Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
     o    Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
     o    Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
     o    VIP Natural Resources Portfolio: Service Class 2+

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     o    Franklin Rising Dividends Securities Fund: Class 1
     o    Franklin Small Cap Value Securities Fund: Class 1
     o    Templeton Developing Markets Securities Fund: Class 3+
     o    Templeton Foreign Securities Fund: Class 3+
     o    Templeton Global Income Securities Fund: Class 3+

     GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
     o    Dreyfus GVIT International Value Fund: Class III+
     o    Dreyfus GVIT Mid Cap Index Fund: Class I
     o    Federated GVIT High Income Bond Fund: Class III*+
     o    Gartmore GVIT Emerging Markets Fund: Class III+
     o    Gartmore GVIT Global Health Sciences Fund: Class III+

     o    Gartmore GVIT Global Technology and Communications Fund: Class III+
     o    Gartmore GVIT Government Bond Fund: Class I
     o    Gartmore GVIT Investor Destinations Funds: Class II
          >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
          >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
          >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
     o    Gartmore GVIT Mid Cap Growth Fund: Class I
     o    Gartmore GVIT Money Market Fund: Class I
     o    Gartmore GVIT Nationwide(R) Fund: Class I
     o    GVIT Small Cap Growth Fund: Class I
     o    GVIT Small Cap Value Fund: Class I
     o    GVIT Small Company Fund: Class I
     o    Van Kampen GVIT Comstock Value Fund: Class I*
     o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

     MFS(R) VARIABLE INSURANCE TRUST
     o    MFS Investors Growth Stock Series: Initial Class
     o    MFS Value Series: Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o    AMT Fasciano Portfolio: Class S*
     o    AMT International Portfolio: Class S+
     o    AMT Limited Maturity Bond Portfolio: Class I*
     o    AMT Regency Portfolio: Class S
     o    AMT Socially Responsive Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
     o    Oppenheimer Global Securities Fund/VA: Class 3+
     o    Oppenheimer High Income Fund/VA: Non-Service Shares*
     o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
     o    Oppenheimer Main Street(R) Small Cap Fund/VA: Non-Service Shares

     T.   ROWE PRICE EQUITY SERIES, INC.
     o    T. Rowe Price Blue Chip Growth Portfolio: Class II
     o    T. Rowe Price Equity Income Portfolio: Class II
     o    T. Rowe Price Limited Term Bond Portfolio: Class II

     VAN  KAMPEN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     o    Core Plus Fixed Income Portfolio: Class I*
     o    U.S. Real Estate Portfolio: Class I

     * These mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

     + These mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

 VALUATION OF ACCUMULATION UNITS

     We account for the value of your interest in the Sub-Accounts by using Accumulation Units. The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received. The number of Accumulation Units a given Net Premium allocation purchases will not change. However, the value of each Accumulation Unit will vary daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.

     On each day that the New York Stock Exchange ("NYSE") is open, each of the mutual funds in which the Sub-Accounts invest will determine its Net Asset Value ("NAV") per share. We use each mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV, because the Accumulation Unit value will reflect the deduction of any transaction fees and periodic charges. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

     We will price Accumulation Units on any day that the NYSE and Nationwide are both open for business. Any transaction that you submit on a day when we are closed will not be effective until the next day that both Nationwide and the NYSE are open for business. Accordingly, we will not price Accumulation Units on these recognized holidays:

     *    New Year's Day
     *    Labor Day
     *    Martin Luther King, Jr. Day
     *    Thanksgiving
     *    Presidents' Day
     *    Christmas
     *    Good Friday
     *    Memorial Day
     *    Independence Day

     In addition, we will not price Accumulation Units if:

     (1)  trading on the NYSE is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

     SEC rules and regulations govern when the conditions described items (2) and (3) exist.

     Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE and Nationwide are open.

HOW SUB-ACCOUNT INVESTMENT EXPERIENCE IS DETERMINED

     The number of Accumulation Units in your policy will not change unless you add, remove, or transfer Premium. However, the value of those Accumulation Units will vary daily depending on the Investment Experience of the mutual fund in which the Sub-Account invests. We account for these performance fluctuations by using a "net investment factor" in our daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

     We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

     (a)  is the sum of:

          o the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

          o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

          o a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations; and

     (b) is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

     At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

--------------------------------------------------------------------------------
            TRANSFERS AMONG AND BETWEEN THE POLICY INVESTMENT OPTIONS
--------------------------------------------------------------------------------

SUB-ACCOUNT TRANSFERS

     Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

     Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

     We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

     o the dilution of the value of the investors' interests in the mutual fund;

     o mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

     o increased administrative costs due to frequent purchases and redemptions.

     To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

     Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

     U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

     As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:

     ---------------------------------------------------------------------------
     Trading Behavior                            Nationwide's Response
     ---------------------------------------------------------------------------
     6 or more transfer events in       Nationwide will mail a letter
     one calendar quarter               to the policy owner notifying them that:
                                         (1)  they have been
                                              identified as engaging
                                              in harmful trading
                                              practices; and
                                         (2)  if their transfer
                                              events exceed 11 in 2
                                              consecutive calendar
                                              quarters or 20 in one
                                              calendar year, the
                                              policy owner will be
                                              limited to submitting
                                              transfer requests via
                                              U.S. mail.
     ---------------------------------------------------------------------------
     More than 11 transfer events in    Nationwide will automatically
     2 consecutive calendar quarters    limit the policy owner to
     OR                                 submitting transfer requests
     More than 20 transfer events in    via U.S. mail.
     one calendar year
     ---------------------------------------------------------------------------

     Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

     Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

     Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

     Any restrictions that we implement will be applied consistently and uniformly.

FIXED INVESTMENT OPTION TRANSFERS

     Prior to the policy's Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long Term Fixed Account). These transfers will be in dollars. We reserve the right to limit the number of times and frequency of transfers involving the fixed investment options. Specifically, we may prohibit you from transferring to or from the fixed investment options before the end of the first policy year and we may limit you to 1 transfer every 12 months.

     Transfers to the Fixed Investment Options. On transfers to the fixed investment options, we may prohibit you from transferring more than 20% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, we reserve the right to refuse any transfer to the fixed investment options if that fixed investment option's Cash Value comprises more than 30% of the policy's Cash Value.

     Transfers from the Fixed Investment Options. On transfers from the Fixed Account, we may prohibit you, in any policy year, from transferring more than 20% of the Cash Value of the Fixed Account as of the end of the previous policy year (subject to state restrictions). On transfers from the Long Term Fixed Account, you may transfer the greater of $6,000 or 12% of the amount in the Long Term Fixed Account, but we may prohibit you from transferring more. We do not allow transfers from the Long Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs. Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).

SUBMITTING A TRANSFER REQUEST

     You can submit transfer requests to our Home Office via first class U.S. mail, via telephone, or over the Internet. Our contact information is on the first page of this prospectus. Upon receipt, we will process a transfer request at the end of a current

     Valuation Period.

     We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

     Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request. Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, please make your transfer request in writing.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

GENERALLY

     The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application. We will consider the statements you make in the application as representations, and we will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation. If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

     Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

     We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications and we will make appropriate endorsements to the policy.

     The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

     To the extent permitted byF law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

POLICY OWNER AND BENEFICIARIES

     Policy Owner. The policy belongs to the owner named in the application. You, as policy owner, may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms. You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.

     You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office. Any such change request will become effective as of the date signed. There may be adverse tax consequences to changing parties of the policy.

     Beneficiaries. The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death. As long as the Insured is alive, you may: name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and provide for the method of distribution.

     If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries. Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. You may name more than one contingent beneficiary. Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

     To change or add beneficiaries, you must submit a written request to us at our Home Office. Any such change request will become effective as of the date signed. However, the change will not affect any payment we made or action we took before recording the change.

PURCHASING A POLICY

     Generally, the policy is available for Insureds between the ages of 0 and 85 (although these ages may vary in your state).

     To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

     We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law and we reserve the right to modify our underwriting standards at any time.

     The minimum initial Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that we expect the Insured under a preferred policy to live longer. We reserve the right to modify the minimum Specified Amount at any time.

     Initial Premium Payment. The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, health, and activities. You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50.

     Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt. (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.) If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the GVIT - Gartmore GVIT Money Market Fund: Class I until the free-look period expires. At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer. If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium designated to be allocated to the Sub-Accounts immediately based on the allocation instructions in effect at that time.

     Insurance Coverage. Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days.

     After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

     Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date. Coverage can also end if the policy Lapses.

     Temporary Insurance Coverage. Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect. During this time, we will deposit your initial Premium payment into an interest bearing checking account. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live, as discussed above.

RIGHT TO CANCEL (EXAMINATION RIGHT)

     You may cancel your policy during the free-look period. The free-look period expires 10 days after you receive the policy (or longer if required by state law). If you decide to cancel the policy during the free-look period, return the policy to the sales representative who sold it to you or return it to us at our Home Office along with your written cancellation request. Within 7 days, we will refund the amount prescribed by the law of the state in which we issued the policy. This amount will be either the initial Premium payment or the policy's Cash Value. If the policy is canceled, we will treat the policy as if it was never issued.

PREMIUM PAYMENTS

     This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist. However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50. Upon request, we will furnish Premium payment receipts.

     You may make additional Premium payments at any time while the policy is In Force, subject to the following:

     o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

     o We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

     o We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

     o We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

     Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

CASH VALUE

     We will determine the Cash Value at least monthly. At the end of any given Valuation Period, the Cash Value is equal to the sum of:

     o    the value of the Accumulation Units allocated to the Sub-Accounts;

     o amounts allocated to the fixed investment options, including credited interest; and

     o amounts allocated to the collateral account, including credited interest.

     Surrenders and policy charges and deductions will reduce the Cash Value. Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value. Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.

CHANGING THE AMOUNT OF INSURANCE COVERAGE

     After the first policy year, you may request to change the Specified Amount. However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months. Changes to the Specified Amount will typically alter the Death Benefit. For more information, see "Changes in the Death Benefit Option," beginning on page 30.

     Any request to increase the Specified Amount must be at least $10,000 and the Insured must be 85 or younger at the time of the request. An increase in the Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy. To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

     You may request to decrease the Specified Amount. We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount. We will deny any request to reduce the Specified Amount below the minimum initial Specified Amount. We will also deny any request that would disqualify the policy as a contract for life insurance. To decrease the Specified Amount, you must submit a written request to our Home Office.

     Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request. We reserve the right to limit the number of Specified Amount changes to 1 each policy year.

EXCHANGING THE POLICY

     You have an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability. After the first 24 months of coverage, you may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.

     The new policy may be one of our available flexible premium adjustable life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Specified Amount, Policy Date, and issue age. We will base Premium payments on our rates in effect for the same sex, Attained Age and underwriting class of the Insured on the exchange date. You may transfer Indebtedness to the new policy.

     You must make your exchange request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period. You must pay a Surrender Charge. The exchange may have tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

TERMINATING THE POLICY

     There are several ways that the policy can terminate. You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences). The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

ASSIGNING THE POLICY

     You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing and must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans.

REMINDERS, REPORTS, AND ILLUSTRATIONS

     Upon request, we will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

     o    the Specified Amount;

     o    minimum monthly Premiums;

     o    Premiums paid;

     o    all charges since the last report ;

     o    the current Cash Value;

     o    the Cash Surrender Value; and

     o    outstanding Indebtedness.

     We will send these reminders and reports to the address you provide on the application unless directed otherwise. At any time, you may ask for an illustration of future benefits and values under the policy.

--------------------------------------------------------------------------------
                IMPORTANT NOTICE REGARDING DELIVERY
                     OF SECURITY HOLDER DOCUMENTS

     When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple
     policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             STANDARD POLICY CHARGES
--------------------------------------------------------------------------------

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the charges assessed under the policy. We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.

SALES LOAD

     We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses. We currently charge $5 per $1,000 of Premium. The guaranteed maximum Sales Load is $25 per $1,000 of Premium.

PREMIUM TAXES

     We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability we incur. It is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge.

SHORT-TERM TRADING FEES

     Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

     Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

     Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

     For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to "Total Annual Mutual Fund Operating Expenses" earlier in this prospectus.

     If a redemption fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

     When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the Short-Term Trading Fees, including:

     o scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

     o    policy loans;

     o    full or partial surrenders; or

     o    payment of the Proceeds.

     New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

ILLUSTRATION CHARGE

     Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration. However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested. Any Illustration Charge must be paid in cash at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.

PARTIAL SURRENDER FEE

     Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount. However, we may, in the future, assess a Partial Surrender Fee. If assessed, the Partial Surrender Fee, for each partial surrender, will not exceed the lesser of $25 or 2% of the partial surrender amount. Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Partial Surrender Fee from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

SURRENDER CHARGES

     We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy. Also, if you increase the Specified Amount, and then reduce the Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value. The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

     The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Specified Amount, and risk class, and ranges between 28% to 60%) of the sales component. Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:

     ---------------------------------------- -----------------------------------------------------------------------------
                   Policy Year                           Surrender Charge, as a percentage of the
                                                              initial Surrender Charge:
     ---------------------------------------- -------------------------------------- --------------------------------------
                                                         Issue Ages 0-49                        Issue Ages 50+
     ---------------------------------------- -------------------------------------- --------------------------------------
                        1                                     100%                                   100%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        2                                     100%                                   100%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        3                                     100%                                   92.5%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        4                                     92.5%                                  85.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        5                                     85.0%                                  76.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        6                                     77.5%                                  66.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        7                                     70.0%                                  56.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        8                                     62.5%                                  46.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        9                                     52.5%                                  36.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       10                                     42.5%                                  26.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       11                                     32.5%                                   0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       12                                     20.0%                                   0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       13+                                     0%                                     0%
     ---------------------------------------- -------------------------------------- --------------------------------------

     The underwriting component equals the product of the Specified Amount and the administrative target premium. (The administrative target premium is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.) The administrative target premium varies by the Specified Amount and the Insured's age when the policy was issued.

     The sales component is the lesser of the following two amounts: (1) the product of the Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments you made during the first policy year. The surrender target premium is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses. The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.

     Each increase to the Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge. The Surrender Charge for each Specified Amount segment, when added together, will equal your total Surrender Charge.

     Any Surrender Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Surrender Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

COST OF INSURANCE CHARGE

     We deduct a monthly Cost of Insurance Charge from the policy's Cash Value to compensate us for underwriting insurance protection. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, issue age, and underwriting class, any substandard ratings, how long the policy has been In Force, and the Specified Amount. The cost of insurance rates are based on our expectations as to future mortality and expense experience. There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase. The cost of insurance rates will never be greater than those shown on the Policy Data Page.

     We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any substandard ratings, if their policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

     The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Cost of Insurance Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts to compensate us for assuming risks associated with mortality and expense costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is based on the following schedule:

    -------------------- --------------------------------- ---------------------------------- -------------------------------
       Policy Years          Charge for First $25,000          Charge for Next $225,000          Charge for Variable Cash
                              in Variable Cash Value            in Variable Cash Value         Value in Excess of $250,000
                                   (Annualized)                     (Annualized)                       (Annualized)
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    1 through 10                 $6.00 per $1,000                  $3.00 per $1,000                  $1.00 per $1,000
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    11 through 20                $3.00 per $1,000                  $2.00 per $1,000                  $0.50 per $1,000
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    21 and later                        $0                                $0                                $0
    -------------------- --------------------------------- ---------------------------------- -------------------------------

     The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.

     The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

ADMINISTRATIVE PER POLICY CHARGE

     We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping. Currently, the Administrative Per Policy Charge is $10 per month. The maximum guaranteed Administrative Per Policy Charge is $20 per month.

     The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

UNDERWRITING AND DISTRIBUTION CHARGE

     We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy. We will only assess the Underwriting and Distribution Charge on the first $250,000 of Specified Amount. The current Underwriting and Distribution Charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Specified Amount. The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Specified Amount, and for 10 years from the effective date of any increase in the Specified Amount.

     The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Underwriting and Distribution Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

REDUCTION OF CHARGES

     The policy may be purchased by individuals, corporations, and other entities. We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs. Where prohibited by state law, we will not reduce charges associated with the policy.

     We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.

     We may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

     Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables. Thus the policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

--------------------------------------------------------------------------------
                         POLICY RIDERS AND RIDER CHARGES
--------------------------------------------------------------------------------

You may purchase one or more Riders available under the policy to meet your specific needs (except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously). Rider availability varies by state.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the Rider charges. We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

POLICY GUARD RIDER

     The Policy Guard Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit. The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge. Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax advisor for more details). All policies will automatically receive the Policy Guard Rider (state law permitting).

     The policy owner is eligible to invoke the Policy Guard Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value. This percentage varies based on the policy owner's Attained Age. The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits.

     In addition, the following conditions must be met in order to invoke the
     Rider:

     o    the Insured is Attained Age 75 or older,

     o    the policy has been In Force for at least 15 years,

     o    the policy's Cash Value is at least $100,000,

     o at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

     o based on our records of your premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

     You need not invoke the Rider immediately upon notification of eligibility. The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

     After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

     1. If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

     2. The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

     3. Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

     After the above adjustments are made, the loan balance will continue to grow at the policy's loan charge rate, and the amount in the collateral loan account will continue to earn interest at the policy's loan crediting rate. No policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. Both the charges and benefits of the Long-term Care Rider, Spouse Life Insurance Rider, and Deduction (of fees and expenses) Waiver Rider will terminate. The Death Benefit will be the lesser of the Specified Amount or the minimum required death benefit. The policy will remain as described above for the duration of the policy.

     Invocation of the Policy Guard Rider is irrevocable.

     Policy Guard Rider Charge. We deduct a one-time Policy Guard Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit. The Policy Guard Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider. The Rider charge varies by the Insured's age and the Cash Value.

     The Policy Guard Rider Charge will be deducted proportionally from your Sub-Account allocations and fixed investment option allocations. If the Cash Value less Indebtedness is insufficient to satisfy the Policy Guard Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Policy Guard Rider Charge.

ADJUSTED SALES LOAD LIFE INSURANCE RIDER

     The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of part or all of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. You may elect the number of years (from 1 to 7) that you want the Premium Load replaced. You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider. This Rider is only available to purchase at the time of application.

     If you purchase this Rider, you should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load. To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

     Adjusted Sales Load Life Insurance Rider Charge. We deduct a monthly Adjusted Sales Load Life Insurance Rider Charge if you elect the Rider to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load. The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment you make will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years). However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

          For example, upon election, you anticipated making Premium payments for 5 years. Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years). However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments. Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

     If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------
          NUMBER OF YEARS          1       2        3       4        5       6        7       8        9       10      11+
        THE POLICY HAS BEEN
             IN FORCE
     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------
            PERCENTAGE           100%     90%      80%     70%      60%     50%      40%     30%      20%     10%      0%
     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------

          For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years. During the 5th policy year, you terminate the policy. During the 5 years the policy was In Force, you paid $10,000 of Premium. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

     The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Adjusted Sales Load Life Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

CHILDREN'S INSURANCE RIDER

     You may purchase term life insurance on any and all of the Insured's children at any time. If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the insured child turns age 22; or (2) the policy anniversary on or after the date the Insured turns age 65.

     Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Children's Insurance Rider Charge. We deduct a monthly Children's Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the lives of each and all of the Insured's children. The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if you request to change the number of children covered under the Rider. However, we may decline your request to add another child based on our underwriting standards.

     The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Children's Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

LONG-TERM CARE RIDER

     The benefit associated with the Long-term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care. To be able to invoke this Rider, the Insured must be: (1) cognitively impaired; (2) unable to do any 2 of the following activities: dress, eat, bathe, be continent, use toilet facilities, move to/from beds and chairs; or (3) confined to one or more of the following programs/facilities for a period of 90 days: assisted living facility, long-term care facility, required home health care, or adult day care (all of which are defined in the contract).

     The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner. See your tax adviser about the use of this Rider.

     You may purchase this Rider at any time. If you purchase it after the Policy Date, we will require evidence of insurability. There is a free-look period associated with this Rider. Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges. This Rider will be effective until we have paid the benefit, until you invoke the Policy Guard Rider, or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

     Long-term Care Rider Charge. We deduct a monthly Long-term Care Rider Charge if you elect the Rider to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

     The Long-term Care Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Long-term Care Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

SPOUSE LIFE INSURANCE RIDER

     The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the Insured's spouse's death to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

     You may purchase this Rider at any time provided that the Insured's spouse is age 18 or older at the time the Rider is purchased. The Rider coverage continues until the Rider anniversary on or next following the year in which the Insured's spouse turns age 70, or until the policy matures, whichever is earliest. This Rider will be effective until the Rider's term expires, until we have paid the benefit, until you invoke the Policy Guard Rider, or until you decide to terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan, or whole life or endowment insurance, subject to limitations.

     Spouse Life Insurance Rider Charge. We deduct a monthly Spouse Life Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the life of the Insured's spouse. The Rider charge is the product of the Rider's Specified Amount and the spouse life insurance cost of insurance rate. We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse. The spouse life insurance cost of insurance rate will vary by the spouse's sex, Attained Age, underwriting class, any substandard ratings, and the Rider's Specified Amount.

     The Spouse Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Spouse Life Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

ACCIDENTAL DEATH BENEFIT RIDER

     The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. Accidental death means the Insured died as a result of bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.

     You may purchase this Rider at any time on or after the Insured's 5th birthday and before the policy anniversary on or following the date the Insured turns age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Accidental Death Benefit Rider Charge. We deduct a monthly Accidental Death Benefit Rider Charge if you elect the Rider to compensate us for providing coverage in the event of the Insured's accidental death. The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate. We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any substandard ratings.

     The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Accidental Death Benefit Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

PREMIUM WAIVER RIDER

     The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for 6 consecutive months. The amount credited to the policy is the lesser of:

     o    the Premium you specified, or

     o the average actual monthly Premiums you paid over the period the policy has been In Force or the 36 months before the total disability.

     The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing. You may need to pay additional Premium. Purchasing this Rider could help preserve the Death Benefit.

     You may purchase this Rider at any time, but may not purchase both this Rider and the Deduction (of fees and expenses) Waiver Rider. If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for 2 years. This Rider is effective until the Rider's term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Premium Waiver Rider Charge. We deduct a monthly Premium Waiver Rider Charge if you elect the Rider to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for 6 consecutive months. The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months. The premium waiver cost rate will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

     The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Premium Waiver Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

CHANGE OF INSURED RIDER

     The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Death Benefit. You may elect this Rider at any time.

     Change of Insured Rider Charge. There is no charge associated with the Change of Insurance Rider.

ADDITIONAL (INSURANCE) PROTECTION RIDER

     The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

     You may purchase this Rider at any time while the policy is In Force until the Insured reaches age 85. The Rider benefit amount may vary monthly and is based on the chosen Death Benefit. You may renew coverage annually until the Insured reaches Attained Age 100, when this Rider's term expires.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Additional (insurance) Protection Rider Charge. We deduct a monthly Additional (insurance) Protection Rider Charge if you elect the Rider to compensate us for providing term life insurance on the Insured. The Rider charge is the product of the Specified Amount and the additional protection cost of insurance rate. We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any substandard ratings, and the Specified Amount.

     The Additional (insurance) Protection Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Additional (insurance) Protection Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

     Additionally, the guaranteed policy continuation provision will only cover the Additional (insurance) Protection Rider Charge for the first 5 policy years.

DEDUCTION (OF FEES AND EXPENSES) WAIVER RIDER

     The benefit associated with the Deduction (of fees and expenses) Waiver Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses while the Insured is disabled. In the policy year that the policy owner is eligible to invoke this Rider (when the Insured has been disabled for 6 consecutive months), the benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force. Beginning on the next policy anniversary, the benefit takes the form of a waiver of the policy's monthly charges.

     NOTE: AFTER THE 3RD POLICY ANNIVERSARY, THIS RIDER'S BENEFIT ALONE MAY NOT BE SUFFICIENT TO KEEP YOUR POLICY FROM LAPSING. YOU MAY NEED TO MAKE ADDITIONAL PREMIUM PAYMENTS TO PREVENT LAPSE. THEREAFTER, WITH THIS RIDER, IT WILL COST YOU LESS, ON A MONTHLY BASIS, TO KEEP THE POLICY IN FORCE.

     How long the benefit lasts depends on the Insured's age at the beginning of the total disability. If the Insured's total disability begins before the Insured is age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) or until you invoke the Policy Guard Rider. If the Insured's total disability begins when the Insured is between the ages of 60 and 63, the benefit continues until the Insured turns age 65. If the Insured's total disability begins after the Insured reaches age 63, the benefit continues for 2 years.

     You may purchase this Rider at any time before the policy anniversary on or following the date the Insured reaches age 65 (as long as the policy is In Force). You may not purchase both this Rider and the Premium Waiver Rider.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For the first 3 years from the Policy Date, the Rider benefit appears to be the same as the benefit associated with the Premium Waiver Rider. However, the benefit associated with this Rider, for the first 3 policy years, will be sufficient to keep the policy from Lapsing. This is not necessarily so with the benefit associated with the Premium Waiver Rider.

     Deduction (of fees and expenses) Waiver Rider Charge. We deduct a monthly Deduction (of fees and expenses) Waiver Rider Charge if you elect the Rider to compensate us for waiving the policy's monthly charges upon the Insured's total disability for 6 consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any substandard ratings.

     The Deduction (of fees and expenses) Wavier Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

--------------------------------------------------------------------------------
                              POLICY OWNER SERVICES
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING

     You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Gartmore GVIT Government Bond Fund: Class I, and the GVIT - Gartmore GVIT Money Market Fund: Class I to any other Sub-Account. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time you elect to participate in the program.

     You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form. An election to participate in the program that is submitted after application will be effective at the beginning of the next policy month. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

     Dollar cost averaging programs may not be available in all states. We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do so.

     Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs that can be used in connection with initial Premiums. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for 1 year and your Premium will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------
       BEGINNING OF MONTH      2       3       4       5       6       7      8       9       10      11          12
     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------
     FRACTION OF REMAINING    1/11    1/10    1/9     1/8     1/7     1/6    1/5     1/4     1/3     1/2      Remaining
     CASH VALUE TRANSFERRED                                                                                     Amount
     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------

ASSET REBALANCING

     You may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to 20) on a periodic basis. You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units. There is no charge for asset rebalancing, but it does count as a transfer event.

     You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form. Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program. Asset rebalancing is not available for the Long Term Fixed Account. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of your specific instruction to do so. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

NATIONWIDE ALLOCATION ARCHITECT

     Nationwide may make available for use by policy owners the Nationwide Allocation Architect, an asset allocation service that enables policy owners to have their variable account Cash Value invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this policy. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.

     NISC as Investment Adviser. For those policies that elect to use the Nationwide Allocation Architect, NISC will serve as the investment adviser to each participating policy owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Policy owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

     Evaluating and Updating the Models. At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about April 1 and October 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

     Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based upon the recommendations of Ibbotson, an independent third-party firm. However, NISC reserves the right to change or discontinue reliance on Ibbotson, or any third-party firm, upon 30 days' written notice to policy owners. NISC takes sole responsibility for monitoring and updating the models.

     Nationwide will send policy owners written notice of model updates approximately 30 days before the model changes are to be implemented. You should review these notices carefully. If the policy owner is comfortable with the model changes, the policy owner need not take any action. If the policy owner is not comfortable with the model changes, the policy owner may switch to a different model or terminate their participation in the service. An election to change models or terminate participation in the service must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.

     On or about each April 1 and October 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account Cash Value of policies participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account Cash Value to the current model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

     Quarterly Rebalancing. In addition to reallocating the variable account Cash Value when to models change, Nationwide will also reallocate the variable account Cash Value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

     Election of the Nationwide Allocation Architect. There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a policy owner may elect to begin participating at any time by communicating the election to Nationwide in writing or over the telephone to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire policy Cash Value that is allocated to the variable account in accordance with the elected model. Allocations to the Fixed Account will remain so invested. Only one model may be elected at any given time.

     While the Nationwide Allocation Architect is in effect, the policy owner will no longer be able to transfer Cash Value among the sub-accounts without first terminating their participation in the service. Any subsequent premium submitted that is to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the policy while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the policy. Any charges assessed to the policy will be taken proportionally from all investments in the policy. A policy owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing. However, a policy owner may use the Nationwide Allocation Architect in connection with a Dollar Cost Averaging program utilizing the Fixed Account.

     It is the policy owner's responsibility to elect a model. Please consult a qualified financial adviser who will assist in determining the most appropriate model based on the policy owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

     Changing Models. Policy owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

     Nationwide reserves the right to limit the number of times a policy owner can change models each year.

     Terminating Participation in the Nationwide Allocation Architect. Once participation in the service has begun, it may only be terminated upon the specific request of the policy owner. Once a policy owner's participation in the service is terminated, the Cash Value will remain invested as it was on the last day of participation in the program. Additionally, please be aware that the terms of the "Sub-Account Transfers" provision apply.

     Nationwide reserves the right to terminate the availability of this service at any time.

     Risks Associated with the Nationwide Allocation Architect. The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

     NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the policy owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

The models available as part of the Nationwide Allocation Architect are:

------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
                                                                              MODERATELY                 MODERATELY
                                                             CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE   AGGRESSIVE
------------------------------------------------------------ ---------------------------------------------------------------------
                        ASSET CLASS                                                  ASSET CLASS EXPOSURE
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Large Cap (LC)                                                    10%            20%           30%          35%           40%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Mid Cap (MC)                                                      5%             10%           10%          15%           15%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Small Cap  (SC)                                                   0%              0%            5%           5%           10%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
International (I)                                                 5%             10%           15%          25%           30%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Bonds (B)                                                         35%            35%           25%          15%            5%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Cash (C)                                                          45%            25%           15%           5%            0%
-------------------------------------------------- --------- ---------------------------------------------------------------------
                   SUB-ACCOUNT                     ASSET                    MODEL ALLOCATIONS AS OF MARCH 31, 2005
                                                   CLASS
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
AIM Variable Insurance Funds - AIM V.I. Basic         LC          2%              4%            7%           8%           10%
Value Fund: Series I Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Van Kampen GVIT Comstock Value Fund:           LC          2%              4%            7%           8%           11%
Class I
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Dreyfus Variable Investment Fund - Appreciation       LC          3%              6%            9%          11%           11%
Portfolio: Initial Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
MFS Variable Insurance Trust - MFS Investors          LC          4%              7%           11%          12%           14%
Growth Stock Series: Initial Class
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
AIM Variable Insurance Funds - AIM V.I. Capital       MC          2%              4%            4%           5%           4%
Development Fund: Series I Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Franklin Templeton Variable Insurance Products
Trust - Franklin Rising Dividends Securities          MC          4%              8%            7%          12%           10%
Fund: Class 1
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - GVIT Small Company Fund Class I                SC          0%              0%            5%           5%           12%
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Dreyfus GVIT International Value Fund:         I           2%              4%            6%          11%           13%
Class III
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Fidelity Variable Insurance Products Fund - VIP       I           3%              6%            8%          12%           13%
Overseas Portfolio: Service Class R
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
American Century Variable Portfolios II, Inc. -
American Century VP Inflation Protection Fund:        B           11%            11%            8%           4%           0%
Class II
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Fidelity Variable Insurance Products Fund II -
VIP Investment Grade Bond Portfolio: Service          B           10%            10%            7%           4%           0%
Class
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Neuberger Berman Advisers Management Trust - AMT      B           20%            20%           15%           8%           2%
Limited Maturity Bond Portfolio: Class I
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Gartmore GVIT Money Market Fund: Class I       C           37%            16%            6%           0%           0%
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take a loan against the policy's Cash Value. Loan requests must be submitted in writing to our Home Office. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

LOAN AMOUNT AND INTEREST CHARGED

     The smallest policy loan you may take is $200. The largest policy loan you may take is the "maximum loan value," which equals the Cash Surrender Value, less 10% of the Cash Value allocated to the Sub-Accounts.

     We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.9% per annum. The interest will accrue daily and is payable at the end of each policy year. If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

COLLATERAL AND INTEREST EARNED

     As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account. Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise. We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Finally, we will only transfer amounts from the Long Term Fixed Account if the Fixed Account allocations are depleted.

     Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in policy years 1 through 10, and 3.9% per annum (guaranteed minimum of 3.65%) in policy year 11 and thereafter.

NET EFFECT OF POLICY LOANS

     We will charge interest on the outstanding loan amount and credit interest to the collateral amount at the same time. In effect, the loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.

     The amount transferred to the loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credit to fixed investment option allocations. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit. If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

REPAYMENT

     You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime. The minimum repayment amount is $50. We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise. While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

 The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges. You can avoid Lapsing the policy by paying the amount required by the guaranteed policy continuation provision, or you can invoke the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse. Subject to certain conditions, you may reinstate a policy that has Lapsed.

GUARANTEED POLICY CONTINUATION PROVISION

     During the guaranteed policy continuation period, the policy will not Lapse if you pay an amount equal to or greater than the Policy Continuation Premium Amount shown on the Policy Data Page. The Policy Continuation Premium Amount will vary by the Insured's issue age, sex, underwriting class, any substandard ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

     The Policy Continuation Premium Amount shown on the Policy Data Page will not be accurate if you take any policy loans or partial surrenders, or if you increase the Specified Amount, after the policy is issued. Upon request and for no charge, we will determine whether your Premium payments, less policy loans and partial surrenders, are sufficient to keep the guaranteed policy continuation provision in effect.

     When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy. There is no charge for the guaranteed policy continuation provision.

     Duration of the Guaranteed Policy Continuation Period. The guaranteed policy continuation period begins when we issue the policy. How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

     ---------------------------------- ----------------------------- ------------------------ -----------------------
     INSURED'S AGE AT POLICY ISSUANCE:         55 or Younger               56 through 69            70 or Older
     ---------------------------------- ----------------------------- ------------------------ -----------------------
     DURATION OF GUARANTEED POLICY        30 policy years or until        10 policy years          5 policy years
     CONTINUATION PERIOD:                   the Insured reached
                                         Attained Age 65, whichever
                                               comes first
     ---------------------------------- ----------------------------- ------------------------ -----------------------

--------------------------------------------------------------------------------
 GRACE PERIOD
--------------------------------------------------------------------------------

     At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy. This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable. If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

     The Grace Period will not alter the operation of the policy or the payment of Proceeds.

REINSTATEMENT

     You may reinstate a Lapsed policy by:

     o submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

     o    providing any evidence of insurability that we may require;

     o paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

          (a) is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

          (b) is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

     o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

     o repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

     Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

     The effective date of a reinstated policy (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

     o    the Cash Value at the end of the Grace Period; or

     o the Surrender Charge corresponding to the policy year in which the policy is reinstated.

     We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

     The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

 FULL SURRENDER

     You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge. A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to 6 months.

PARTIAL SURRENDER

     You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Currently, we do not assess a Partial Surrender Fee. However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.

     We reserve the right to limit the number of partial surrenders to 1 per policy year. The minimum amount of any partial surrender request is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

     If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account. Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long Term Fixed Account.

     Reduction of the Specified Amount due to a Partial Surrender. When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender. The policy's charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

     Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH BENEFIT

     We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

     While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

DEATH BENEFIT OPTIONS

     There are 3 Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One. Not all Death Benefit options are available in all states.

     Death Benefit Option One. The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

     Death Benefit Option Two. The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

     Death Benefit Option Three. The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit. The amount of the accumulated premium account will be based on the Option Three Interest Rate stated on the Policy Data Page, which will be no less than zero or more than the Option Three Maximum Increase also stated on the Policy Data Page.

THE MINIMUM REQUIRED DEATH BENEFIT

     The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

     The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

     o    the cash value accumulation test; or

     o    the guideline premium/cash value corridor test.

     If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

     The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

     The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

     Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

CHANGES IN THE DEATH BENEFIT OPTION

     After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One. You may not change to Death Benefit Option Three. However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two. We will permit only 1 change of Death Benefit option per policy year. The effective date of a change will be the monthly policy anniversary following the date we approve the change.

     For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

     Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same. The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change. We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

     Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

INCONTESTABILITY

     We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

 SUICIDE

     If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

--------------------------------------------------------------------------------
                                 POLICY MATURITY
--------------------------------------------------------------------------------

If the policy is In Force on the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

EXTENDING THE MATURITY DATE

     We may offer to extend the Maturity Date to coincide with the Insured's death, at which time we will pay the Proceeds to the beneficiary. During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it). The termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise). The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice. If the policy's Maturity Date is extended, we will endorse the policy so that:

     (1)  no changes to the Specified Amount will be allowed;

     (2)  no changes to the Death Benefit option will be allowed;

     (3)  no additional Premium payments will be allowed;

     (4)  no additional periodic charges will be deducted;

     (5) 100% of the policy's Cash Value will be transferred to the Fixed Account; and

     (6) if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

     (7) if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Protection Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

     Notwithstanding your choice between items (5) and (6) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Policy Guard Rider, in which case the Proceeds may be reduced.

     The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

--------------------------------------------------------------------------------
                           PAYMENT OF POLICY PROCEEDS
--------------------------------------------------------------------------------

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application. At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options. To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office. However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units. Proceeds are paid from our general account.

 Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

 INTEREST INCOME OPTION

     If you elect the Interest Income Option, we retain the Proceeds and credit the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The interest can be paid at the end of 12-, 6-, 3- or 1-month intervals, or it can be left to accumulate.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 INCOME FOR A FIXED PERIOD OPTION

     If you elect the Income for a Fixed Period Option, we retain the Proceeds and make payments to you at specified intervals over a certain number of years that you designate (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The payments can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 LIFE INCOME WITH PAYMENTS GUARANTEED OPTION

     If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life. During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no further payments.

 FIXED INCOME FOR VARYING PERIODS OPTION

     If you elect the Fixed Income for Varying Periods Option, we retain the Proceeds and pay you a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. We will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 JOINT AND SURVIVOR LIFE OPTION

     If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

 ALTERNATE LIFE INCOME OPTION

     If you elect the Alternate Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable. The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon your death. We will make no payments to your estate.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

 The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances. Seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common life insurance policy transactions. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

TYPES OF TAXES

     Federal Income Tax. Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

     Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

     The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first million dollars in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

     In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

     If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2005, 47%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

     State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

BUYING THE POLICY

     Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

     Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

     Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than like the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

INVESTMENT GAIN IN THE POLICY

     The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

     To qualify as life insurance, the policy must meet certain tests set out in
     Section 7702 of the Code. In addition to meeting the tests required under
     Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code
     Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

     Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

     We will monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

     The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

     The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

     The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

     When the Policy is Life Insurance that is a Modified Endowment Contract.
     Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

     The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

     When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

     Distributions from life insurance contracts that are not modified endowment contracts are treated as being from the Premiums paid into the contract, and then from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

 TERMINAL ILLNESS

     Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

SURRENDERING THE POLICY

     A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

     Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

     A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

     In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

     o    the value each year of the life insurance protection provided;

     o    an amount equal to any employer-paid Premiums; or

     o some or all of the amount by which the current value exceeds the employer's interest in the policy; or

     o interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

     Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

     Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet
     Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend when tax would be payable. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old contract.

TAXATION OF DEATH BENEFITS

     Federal Income Tax. The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.

     Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

     If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

     If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

     Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

     For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

     Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

     Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

TAXES AND THE VALUE OF YOUR POLICY

     For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

     At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

     We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

TAX CHANGES

     The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

     The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

     If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

     Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

     The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

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                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

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                        NATIONWIDE VL SEPARATE ACCOUNT-G
--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

     Nationwide VL Separate Account-G is a separate account established under Ohio law. We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

     The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. We buy and sell the mutual shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

     Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

     If investment in a mutual fund is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund, subject to federal rules and regulations. The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

     We reserve the right to make other structural and operational changes affecting this separate account.

     WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT EXPERIENCE OF THE CORRESPONDING MUTUAL FUND. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

ADDITION, DELETION OR SUBSTITUTION OF MUTUAL FUNDS

     Where permitted by applicable law, we reserve the right to:

     o remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

     o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

     o transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

     o combine the separate account with other separate accounts, and/or create new separate accounts;

     o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

     o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

A NOTE ON CHARGES

     During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

     We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

     Distribution, Promotional, and Sales Expenses. Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target premiums and 3% of renewal premium after the first year.

     We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year target premiums and 3% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

     The actual amount and/or forms of total compensation we pay depends on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

     Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

     Revenue from Mutual Funds. The underlying mutual funds understand and acknowledge that we provide substantial value to them by performing the following functions and incurring the following costs:

     o The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. Since the separate account purchases mutual fund shares on behalf of all policy owners, it serves as a single shareholder of the mutual fund. By processing aggregated policy owner transactions, we relieve the mutual fund of the expenses of processing individual policy owner transactions.

     o We incur the costs associated with selling the policy, which benefits the mutual funds by allowing policy owners to purchase interests in their mutual funds via the Sub-Accounts.

     o We incur the costs associated with Sub-Account accounting, recordkeeping, and administration.

     Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from mutual fund assets, or they may be made pursuant to service/administration agreements between the mutual fund and us (or our affiliates), in which case no deduction is made from mutual fund assets.

     In establishing the policy charges, we considered the amount of the payments that we expect to receive from the underlying mutual funds. Without these payments, the charges likely would be higher. We only include funds in the policy that make these types of payments.

VOTING RIGHTS

     Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

     When a shareholder vote occurs, you will have the right to instruct us how to vote. The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

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                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

     On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

     On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

     The following cases relate specifically to NLIC (Nationwide's parent):

     On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

     On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

     On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE INVESTMENT SERVICES CORPORATION

     The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information ("SAI") contains financial statements of Nationwide Life and Annuity Insurance Company. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ACCUMULATION UNIT - The measure of your investment in, or share of, a
   Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The Cash Value, subject to Indebtedness and the surrender charge.
--------------------------------------------------------------------------------

  CASH VALUE - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------

  GRACE PERIOD - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
   Ohio 43215.
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------

  INDEBTEDNESS - The total amount of all outstanding policy loans, including principal and interest due.
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The market performance of a mutual fund/Sub-Account.
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
  MATURITY DATE - The policy anniversary on or next following the Insured's
   100th birthday.
--------------------------------------------------------------------------------

  MINIMUM REQUIRED DEATH BENEFIT - The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's base Death Benefit minus the policy's Cash
   Value.
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price each share of a mutual fund in which a
   Sub-Account invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------

  POLICY CONTINUATION PREMIUM AMOUNT - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.
--------------------------------------------------------------------------------

  POLICY DATA PAGE(S) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------

  PREMIUM LOAD - The aggregate of the sales load and premium tax charges.
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar or face amount of insurance coverage the owner selects.
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The mechanism we use to account for your allocations of Net
   Premium and cash value among the policy's variable investment options.
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       APPENDIX B: SUB-ACCOUNT INFORMATION
--------------------------------------------------------------------------------

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, policy owners who select these Sub-Accounts will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: NON SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------